Shareholder Report, Holdings (Details) - C000029067	Aug. 31, 2025
PHI Group, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JPMorgan Chase & Company_1.1_2026-06-22
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Occidental Petroleum Corporation_7.875_2031-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Qwest Corporation_7.25_2025-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
United Rentals North America, Inc._5.5_2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Targa Resources Partners L.P._6.875_2029-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Intel Corporation_4.875_2026-02-10
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Exelon Corporation_7.6_2032-04-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Masco Corporation_7.75_2029-08-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Polaris, Inc._6.95_2029-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
205887AR3 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
756109BQ6 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
452327AP4 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
912920AK1 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
94975H296 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
00130HCE3 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
91282CJV4 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
458140CE8 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
876030AK3 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
20602DAA9 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
680665AL0 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
24422EXQ7 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
674599CM5 | Energy
Holdings [Line Items]
Percent of Net Asset Value	25.70%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	13.30%
InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	79.30%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%